Organization and Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

History of Thunder Power Holdings Limited (“TP Holdings”)

TP Holdings is a company incorporated under the laws and regulations of the British Virgin Islands with limited liability on September 30, 2015. TP Holdings is a parent holding company with no operations.

TP Holdings has one wholly-owned subsidiary, Thunder Power New Energy Vehicle Development Company Limited (“TP NEV”) which was established in accordance with laws and regulations of British Virgin Islands on October 19, 2016.

TP Holdings together with TP NEV operations are engaged in design, development and manufacturing of high-performance electric vehicles. As of June 30, 2024 and December 31, 2023, its operations activities were carried out in Taiwan and its management team are currently located in Taiwan and USA.

History of Feutune Light Acquisition Corporation (“FLFV”)

FLFV is a blank check company incorporated as a Delaware company on January 19, 2022. FLFV was formed for the purpose of entering into a merger, stock exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses. On July 3, 2023, FLFV incorporated Feutune Light Merger Sub, Inc (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of FLFV. Merger Sub is a holding company with no operations.

Reverse recapitalization

On June 21, 2024, FLFV consummated its business combination with TP Holdings (the “Business Combination”), pursuant to that certain Agreement and Plan of Merger, dated as of October 26, 2023 (as amended on March 19, 2024 and April 5, 2024, the “Merger Agreement”). The combined company changed its name to “Thunder Power Holdings, Inc.” (the “Company”).

Upon closing of the Business Combination, the Company acquired all of the issued and outstanding securities of TP Holdings in exchange for (i) 40,000,000 shares of common stock, par value $0.0001 per share, and (ii) earn out payments consisting of up to an additional 20,000,000 shares of common stock (the “Earnout Shares”) if the Company meets certain revenue performance targets in the following years through December 31, 2026 (see “Note 11 – Contingent Consideration”).

Immediately after giving effect to the Business Combination, there were (i) 46,859,633 shares of common stock of the Company, par value $0.0001 per share, issued and outstanding (without taking into account the Earnout Shares), (ii) 10,537,475 warrants to purchase 10,537,475 shares of common stock issued and outstanding, and (iii) 20,000,000 shares of common stock reserved for issuance as Earnout Shares and placed in an escrow account managed by Continental Stock Transfer & Trust Company (“CST”).

We have also capitalized offering cost of $1,429,750, which was recorded as reduction against additional paid-in capital.

Following the consummation of the Business Combination, the combined Company’s common stock began trading on the Nasdaq Global Market (the “Nasdaq”) under the symbol “AIEV” on June 24, 2024.

The reverse recapitalization is equivalent to the issuance of securities by TP Holdings for the net monetary assets of FLFV, accompanied by a recapitalization. The Company debited equity for the fair value of the net liabilities of FLFV. In the subsequent financial statements after the Business Combination, the amounts of assets and liabilities for the period before the reverse recapitalization in financial statements, are presented as those of TP Holdings and recognized and measured at their pre-combination carrying amounts. The equity account of TP Holdings was carried forward in the reverse recapitalization, subject to adjustments to reflect the par value of the outstanding capital stock of FLFV.

As part of the Business Combination, the Company issued 5,279,673 shares of common stock to the shareholders of FLFV, among which 2,443,750 shares of common stock were issued to the Initial Insiders (defined below), 548,761 shares of common stock were issued to Private Shareholders (defined below), 2,227,162 shares of common stock were issued to Public Shareholders (defined below) and 60,000 shares of common stock were issued to the underwriter in FLFV’s initial public offering as representative shares.

Initial Insiders were comprised of Feutune Light Sponsor LLC (the “Sponsor”), US Tiger Securities, Inc (“US Tiger”). and certain officers and directors of the Company. The Private Shareholders referred to the Sponsor and US Tiger. The Public Shareholders referred to the shareholders who held the public shares that were issued in the initial public offering of FLFV.

Upon closing of the Business Combination, the Company issued an aggregated 90,000 shares of common stock to three independent directors of FLFV. The fair value of these shares was $900,000 by reference to the per share price of $10.00.

In connection with the Business Combination, FLFV engaged a third party financial advisor to assist FLFV in locating target businesses, holding meetings with its shareholders to discuss a potential business combination and the target business’ attributes, introduce FLFV to potential investors that are interested in purchasing securities, assist FLFV in obtaining shareholder approval for the business combination and assist with press releases and public filings in connection with a business combination. On June 21, 2024, the Company issued 1,200,000 shares of common stock to the financial advisor as service fees. The fair value of the 1,200,000 shares of common stock issued to the financial advisor was $3,072,000, calculated at $2.56 per share by reference to the Nasdaq closing price of the Company’s common stock on June 21, 2024.

1.	ORGANIZATION AND BUSINESS DESCRIPTION

Thunder Power Holdings Limited (“TP Holdings”, or the “Company”) is a company incorporated under the laws and regulations of the British Virgin Islands with limited liability on September 30, 2015. TP Holdings is a parent holding company with no operations.

TP Holdings has one wholly-owned subsidiary, Thunder Power New Energy Vehicle Development Company Limited (“TP NEV”) which was established in accordance with laws and regulations of British Virgin Islands on October 19, 2016, and two wholly-owned Predecessor Subsidiaries, China New Energy Vehicle Company Limited (“China NEV”) and Thunder Power Hong Kong Ltd. (“TP HK”), which were established April 8, 2016 and March 21, 2013, respectively.

Thunder Power together with TP NEV operations are engaged in design, development and manufacturing of high-performance electric vehicles. As of December 31, 2023 and 2022, its operations activities were carried out in Taiwan and its management team are currently located in Taiwan and USA.

On October 26, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Feutune Light Acquisition Corporation (“FLFV” or the “PubCo”), a special purpose acquisition company, and Feutune Light Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of FLFV (“Merger Sub”). Pursuant to the Merger Agreement, the Company will be merged with and into Merger Sub, with the Merger Sub surviving the Merger as a direct wholly owned subsidiary of PubCo.

Spinoff of Predecessor Subsidiaries

On August 6, 2021, the Board of Directors’ meeting of Company approved the restructuring plan for spinning off (“Spin Off”) China NEV and TP HK (“Spin Off Entities”).

On October 4, 2021, the General Meeting of China NEV approved the proposed allotment of a total of 247,059,590 shares of China NEV to the same group of ultimate shareholders who collectively owned 100% equity shares in TP Holdings each at HK$1.0 each for their respective number of the shares. On November 8, 2021, China NEV passed a special resolution for reduction of its share capital from HK$948,979,783.53 to HK$26 by the reduction of 948,979,757 ordinary shares and accordingly, 948,979,757 ordinary shares held by TP Holdings will be cancelled.

On October 4, 2021, the General Meeting of TP HK approved the proposed allotment of a total of 247,059,590 shares of TP HK to the same group of ultimate shareholders who collectively owned 100% equity shares in TP Holdings each at HK$1.0 each for their respective number of the shares. On November 8, 2021, TP HK passed a special resolution for reduction of its share capital from HK$164,784,727.95 to HK$26 by the reduction of 212,653,226,000 ordinary shares and accordingly, 212,653,226,000 ordinary shares held by TP Holdings will be cancelled.

The Company completed the spinoff of China NEV and TP HK on December 14, 2021 by carrying out a sequence of the above contemplated transactions with no cash consideration involved. Upon the completion of spinoff of China NEV and TP HK, TP Holdings no longer hold any equity shares in China NEV and TP HK. TP Holdings retained only one subsidiary after such restructuring, and China NEV and TP HK are identified as related parties as they are owned by the same group of shareholders who collectively owned 100% equity shares in TP Holdings.

Before and after the Spin Off, the Company and the Spin Off Entities are ultimately and effectively controlled by the same shareholders. The Company presented its consolidated financial statements as if it never had an investment in China NEV and TP HK because the Company and Spin Off Entities were characteristic of a) The Company and the Spin Off Entities are in dissimilar businesses; b) The Company and the Spin Off Entities were independently managed and financed historically; c) The Company and the Spin Off Entities had no more than incidental common facilities and costs; d) The Company and the Spin Off Entities are operated and financed autonomously after the spin-off; and e) The Company and the Spin Off Entities do not have material financial commitments, guarantees, or contingent liabilities to each other after the spin-off.